Dreyfus Yield Enhancement Strategy Fund
Dreyfus Yield Enhancement Strategy Fund

May 1, 2015

DREYFUS BNY MELLON FUNDS, INC.
Dreyfus Yield Enhancement Strategy Fund

Supplement to Statutory Prospectus
dated February 27, 2015

The following information supplements and supersedes any contrary information contained in the fund's statutory prospectus:

Effective on or about May 29, 2015 (the Effective Date), the fixed-income investment strategies and the investment ranges (expressed as a percentage of the fund's investable assets) for allocating the fund's assets among those strategies, and the underlying funds in which the fund may invest, as of the Effective Date, are as follows:

Strategy
Underlying Fund	Range

Corporate Fixed-Income Securities Strategies	0% to 40%
BNY Mellon Corporate Bond Fund

High Yield Securities Strategies	0% to 40%
Dreyfus High Yield Fund

Floating Rate Securities Strategies	0% to 40%
Dreyfus Floating Rate Income Fund

Emerging Markets Debt Strategies	0% to 40%
Dreyfus Emerging Markets Debt Local Currency Fund
Unaffiliated Underlying Fund

Municipal Securities Strategies	0% to 40%
BNY Mellon Municipal Opportunities Fund

TIPS Strategies	0% to 40%
Dreyfus Inflation Adjusted Securities Fund

Opportunistic Fixed-Income Strategies	0% to 40%
Dreyfus Global Dynamic Bond Fund
Dreyfus Opportunistic Fixed Income Fund

Description of Investment Strategy — Underlying Funds

The opportunistic fixed-income strategies is a newly added investment strategy. The following describes the additional underlying funds in which the fund currently intends to allocate its assets in the opportunistic fixed-income strategies, as of the Effective Date.